Accounting for the acquisition of the Credit Suisse Group (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Business Combinations [Line items]
Determination of the purchase price consideration

Measure
Credit Suisse Group ordinary shares outstanding, 12

June 2023
Number of shares (m) 3,949
Exchange ratio (1 to 22.48) Ratio 0.04
UBS ordinary shares Number of shares (m) 176
UBS ordinary share price CHF 18.35
Purchase price consideration, before consideration of share-based compensation awards
CHF m 3,223
Purchase price consideration, before consideration of share-based compensation awards using an exchange rate of 1.10
1
USD m 3,547
Impact of share-based compensation awards
2
USD m 162
Purchase price consideration, after consideration of share-based compensation awards USD m 3,710
Settlement of pre-existing relationships USD m 135
Provisional purchase price consideration, after consideration of pre-existing relationships USD m 3,845
Net cash and cash equivalents acquired with the Credit Suisse

Group (included in cash flows from investing activities)
USD m 108,510
of which: cash and balances at central banks USD m 93,012
of which: amounts due from banks USD m 12,601
of which: money market paper USD m 2,897
1 The purchase

price consideration is

reflected as a

reduction to treasury

shares of the

Group at their

weighted average cost,

with the difference

between the fair

value of UBS

shares on the

closing date and the
weighted average cost of treasury shares

in the UBS Group balance sheet

on the closing date taken

as an adjustment to share premium.

As of 12 June 2023,

this resulted in a total purchase

price of approximately
USD 3.7
bn, based on the UBS

Group AG share price

on 12 June 2023

and before considering the

effect of pre-existing relationships.

2 Represents the value

of share-based compensation awards

outstanding to
Credit Suisse employees attributable to the service period completed on the date of acquisition.

Recognized amounts of indetifiable assets acquited and liabilities assumed

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
second quarter 2023
report
Measurement period
adjustments
Reference
number Revised
Cash and balances at central banks 93,012 93,012
Amounts due from banks 13,590 13,590
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 261,839 (14,620) 2, 4 247,219
Other financial assets measured at amortized cost 13,440 (12) 2 13,428
Total financial assets measured at amortized cost
1
428,954 (14,632) 414,322
Financial assets at fair value held for trading 35,046 21,191 2, 3 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 61,305 (7,106) 3 54,199
Total financial assets measured at fair value through profit or loss 158,879 14,085 172,964
Financial assets measured at fair value through other comprehensive income
1
0 0
Investments in associates 1,657 (88) 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 942 56 998
Other non-financial assets 6,892 6,892
Total assets 604,667 (579) 604,088
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 66,091 1,691 2 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 124,601 1,691 126,292
Provisions and contingent liabilities 11,052 (1,107) 2, 4 9,945
Other non-financial liabilities 3,888 13 3,901
Total liabilities 571,611 598 572,209
Non-controlling interests (285) (285)
Fair value of net assets acquired 32,771 (1,177) 31,594
Settlement of pre-existing relationships 135 135
Provisional negative goodwill resulting from the acquisition 28,925 (1,177) 27,748
1 Refer to Note 10 for information about credit quality of financial assets, including purchased credit-impaired positions.

Pre-existing relationships

USD m
Cash collateral receivables on derivative instruments 7
Derivative financial instruments 1,476
Debt instruments issued by the Credit Suisse Group and held

by UBS
98
Total assets 1,581
Cash collateral payables on derivative instruments 572
Derivative financial instruments 813
Total liabilities 1,385
Treasury shares (61)
Total equity (61)
Total net pre-existing relationships 135